Accumulated Other Comprehensive Loss (Schedule of Accumulated Other Comprehensive Income) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Balance at beginning of year	¥ (432,057)
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(4,962)
Other comprehensive income (loss), net of reclassification adjustment, Foreign Currency Transaction and Translation	(69,194)	4,289	(110,899)
Pension liability adjustments	15,852	141,761	(184,153)
Other comprehensive income (loss), net of reclassification adjustment, Net unrealized holding gain on available-for-sale securities	(5,728)	23,209	(22,855)
Other comprehensive income (loss), net of reclassification adjustment, Cash flow hedges	1,233	(833)	(2,031)
Other comprehensive income (loss), net of reclassification adjustments	(57,837)	168,426	(319,938)
Net transfer from (to) noncontrolling interests, Foreign currency translation adjustments	(18,185)	2,618	(33,671)
Net transfer from (to) noncontrolling interests, Pension liability	(224)	(22,262)	28,942
Net transfer from (to) noncontrolling interests, Net unrealized holding gain on available-for-sale securities	376	5,467	(3,502)
Net transfer from (to) noncontrolling interests, Cash flow hedges	755	162	(1,553)
Net transfer from (to) noncontrolling interests	(16,830)	30,509	(67,668)
Balance at end of year	(493,062)	(432,057)
Foreign currency translation adjustments [Member]
Balance at beginning of year	(182,783)	(179,737)	(69,222)
Other comprehensive income (loss), net of reclassification adjustment, Foreign Currency Transaction and Translation	(69,194)	4,289	(110,899)
Net transfer from (to) noncontrolling interests, Foreign currency translation adjustments	(229)	(7,335)	384
Balance at end of year	(252,206)	(182,783)	(179,737)
Pension liability adjustments [Member]
Balance at beginning of year	(272,410)	(405,082)	(221,007)
Pension liability adjustments	15,852	141,761	(184,153)
Net transfer from (to) noncontrolling interests, Pension liability	(8)	(9,089)	78
Balance at end of year	(256,566)	(272,410)	(405,082)
Net unrealized holding gain on available-for-sale securities [Member]
Balance at beginning of year	25,564	12	22,581
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(2,977)
Other comprehensive income (loss), net of reclassification adjustment, Net unrealized holding gain on available-for-sale securities	(5,728)	23,209	(22,855)
Net transfer from (to) noncontrolling interests, Net unrealized holding gain on available-for-sale securities	46	2,343	286
Balance at end of year	16,905	25,564	12
Cash flow hedges [Member]
Balance at beginning of year	(2,428)	(1,544)	450
Other comprehensive income (loss), net of reclassification adjustment, Cash flow hedges	1,233	(833)	(2,031)
Net transfer from (to) noncontrolling interests, Cash flow hedges		(51)	37
Balance at end of year	(1,195)	(2,428)	(1,544)
Total accumulated other comprehensive loss [Member]
Balance at beginning of year	(432,057)	(586,351)	(267,198)
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(2,977)
Other comprehensive income (loss), net of reclassification adjustments	(57,837)	168,426	(319,938)
Net transfer from (to) noncontrolling interests	(191)	(14,132)	785
Balance at end of year	¥ (493,062)	¥ (432,057)	¥ (586,351)